Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Jan. 31, 2027	Jan. 31, 2026	Jan. 31, 2025	Jan. 31, 2024	Jan. 31, 2023	Jan. 31, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Fiscal Year (a)	Summary Compensation Table Total for PEO (1) (b)	Compensation Actually Paid to PEO (2) (c)	Average Summary Compensation Table Total for non-PEO NEOs (3) (d)	Average Compensation Actually Paid to non-PEO NEOs (4) (e)	Value of Initial Fixed $100 Investment Based on:		Net (Loss) Income (7) (Thousands) (h)	Adjusted Pre-Tax (Loss) Income (8) (Thousands) (i)
					Total Shareholder Return (5) (f)	Peer Group Total Shareholder Return (6) (g)
2026	1,535,836	1,335,992	1,145,810	1,007,378	52.82	145.58	(54,174)	(41,783)
2025	1,161,858	900,284	707,802	658,389	153.32	219.98	(36,911)	(40,335)
2024	503,959	503,959	1,239,900	842,774	218.92	157.55	112,441	146,926
2023	486,875	486,875	1,548,296	1,892,269	359.87	123.04	101,868	137,138
2022	483,700	483,700	1,391,515	1,850,998	252.25	152.98	66,047	88,136

Company Selected Measure Name		Adjusted Pre-Tax Income
Named Executive Officers, Footnote	The dollar amount reported in column (b) for fiscal years 2022-2024 is the amount of total compensation reported for David Meyer (our former Chief Executive Officer and current Chairman of the Board of Directors) for the corresponding year in the “Total” column of the Summary Compensation Table for fiscal years 2022-2024. The dollar amount in column (b) for fiscal years 2025-2026 are the amounts of total compensation reported for Bryan Knutson, our current President and Chief Executive Officer, in the “Total” column of the Summary Compensation Table for fiscal years 2025-2026.The dollar amounts reported in column (d) represent the average of the amounts reported for the Company’s non-PEO named executive officer or officers, as applicable, as a group in the “Total” column of the Summary Compensation Table in each of fiscal years 2022-2026. The names of the non-PEO named executive officers included for purposes of calculating the average amounts in each applicable year are Robert Larsen (our CFO for fiscal year 2026; David Meyer (as Executive Chairman of the Board of Directors) and Mr. Larsen for fiscal year 2025; Bryan Knutson (as President and COO) and Mr. Larsen for fiscal year 2024; and Mr. Knutson, Mr. Larsen, and Mark Kalvoda (our former CFO) for fiscal year 2023 and Mr. Knutson and Mr. Kalvoda for fiscal year 2022.

Peer Group Issuers, Footnote		Represents the S&P Retail Index cumulative TSR for the applicable performance period.
PEO Total Compensation Amount		$ 1,535,836	$ 1,161,858	$ 503,959	$ 486,875	$ 483,700
PEO Actually Paid Compensation Amount		$ 1,335,992	900,284	503,959	486,875	483,700
Adjustment To PEO Compensation, Footnote		The dollar amounts reported in column (c) represent the amount of “compensation actually paid” to Mr. Meyer, as Chief Executive Officer, for fiscal years 2022-2024 and to Bryan Knutson, as President and Chief Executive Officer, for fiscal years 2025-2026, as computed in accordance with Item 402(v) of SEC Regulation S-K. There were no adjustments to Mr. Meyer’s compensation as required by Item 402(v) of SEC Regulation S-K, because he did not receive any equity awards and did not have an accumulated pension benefit during any fiscal year.
Non-PEO NEO Average Total Compensation Amount		$ 1,145,810	707,802	1,239,900	1,548,296	1,391,515
Non-PEO NEO Average Compensation Actually Paid Amount		$ 1,007,378	658,389	842,774	1,892,269	1,850,998
Adjustment to Non-PEO NEO Compensation Footnote	The dollar amounts reported in column (e) represent the average “compensation actually paid” to the non-PEO named executive officers as a group, as computed in accordance with Item 402(v) of SEC Regulation S-K. For purposes of these calculations, note that Mr. Larsen was employed for the final three months of fiscal year 2023, November 1, 2022 through January 31, 2023, and Mr. Kalvoda was employed for the first 50 weeks of fiscal year 2023, February 1, 2022 through January 15, 2023. None of the non-PEO named executive officers had an accumulated pension benefit during any of the fiscal years. The “equity award adjustments” for each applicable year consist of the following: (i) adding the year-end fair value of any equity awards granted in the applicable year that were outstanding and unvested as of the end of the applicable year; (ii) adding the amount of change as of the end of the applicable year (from the end of the prior year) in fair value of any equity awards granted in prior years that were outstanding and unvested as of the end of the applicable year; (iii) for equity awards that were granted and vested in the same applicable year, adding the fair value of the equity awards as of the vesting date; (iv) for equity awards granted in prior years that vested in the applicable year, adding the amount equal to the change as of the vesting date (from the end of the prior year) in fair value of the equity awards; (v) for equity awards granted in prior years that were determined to fail to meet the applicable vesting conditions during the applicable year, deducting the amount equal to the fair value at the end of the prior year; and (vi) adding the dollar value of any dividends or other earnings paid on equity awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such equity awards or included in any other component of total compensation for the applicable year. The amounts deducted or added in calculating the “equity award adjustments” are as follows:

Fiscal Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs	Average Reported Grant Date Fair Value of Equity Awards	Average Equity Award Adjustments (a)	Average Compensation Actually Paid to Non-PEO NEOs
2026	1,145,810	(449,997)	311,565	1,007,378
2025	707,802	(224,998)	175,585	658,389
2024	1,239,900	(472,503)	75,377	842,774
2023	1,548,296	(183,338)	527,311	1,892,269
2022	1,391,515	(409,996)	869,479	1,850,998

(a) The amounts deducted or added in calculating the total average equity award adjustments are as follows:

Fiscal Year	Average Year-End Fair Value of Outstanding and Unvested Equity Awards Granted in Applicable Year	Average Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years	Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Average Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Average Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Average Dollar Value of Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Average Equity Award Adjustments
2026	395,540	(65,599)	—	(18,376)	—	—	311,565
2025	231,426	(50,026)	—	(5,815)	—	—	175,585
2024	477,144	(257,660)	—	(144,107)	—	—	75,377
2023	296,449	136,075	—	94,787	—	—	527,311
2022	365,072	396,174	—	108,233	—	—	869,479

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table		• Return on Assets • Total Revenue • Adjusted Pre-Tax Income
Total Shareholder Return Amount		$ 52.82	153.32	218.92	359.87	252.25
Peer Group Total Shareholder Return Amount		$ 145.58	$ 219.98	157.55	123.04	152.98
PEO Name		Bryan Knutson	David Meyer
Additional 402(v) Disclosure		The dollar amounts reported represent the amount of net income (in thousands) reflected in the Company’s audited consolidated financial statements for the applicable year.Adjusted Pre-Tax Income is defined as GAAP pre-tax income adjusted to exclude the pre-tax impact from gains or losses that occur outside of the ordinary course of our business during the applicable year. In fiscal 2026, our Adjusted Pre-Tax Income results were adjusted to exclude the expenses incurred by the Company related to the wind-down of our German business operations. In fiscal 2025, our Adjusted Pre-Tax Income results adjusted for Disqualified Sale Leaseback real estate purchases. In fiscal 2024, the results of the new Australian segment acquired in October 2023 were not included in the Adjusted Pre-Tax Income calculation. In fiscal 2023, the results of the Ukrainian entity were not included in the Adjusted Pre-Tax Income calculation due to the conflict between Russia and Ukraine. In years prior, other items such as fixed asset impairments, intangible asset impairments, and the foreign currency gain or loss of the hryvnia, Ukraine's local currency, were excluded as gains or losses that occurred outside of the ordinary course of business. While the Company uses numerous financial and non-financial performance measures for the purpose of evaluating performance for the Company’s compensation programs, the Company has determined that Adjusted Pre-Tax income is the financial performance measure that, in the Company’s assessment, represents the most important performance measure (that is not otherwise required to be disclosed in this table) used by the Company to link compensation actually paid to the Company’s named executive officers for the most recently completed fiscal year, to the Company’s performance.
Measure:: 1
Pay vs Performance Disclosure
Name		Return on Assets
Measure:: 2
Pay vs Performance Disclosure
Name		Total Revenue
Measure:: 3
Pay vs Performance Disclosure
Name		Adjusted Pre-Tax Income
PEO
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards		$ 505,411	$ 591,421
PEO | Equity Awards Reported Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(574,995)	(574,993)
PEO | Equity Award Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		375,151	313,419
PEO | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards		(94,031)	(219,250)
PEO | Equity Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards		0	0
PEO | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards		(36,229)	(58,752)
PEO | Equity Awards that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards		0	0
PEO | Average Dollar Value of Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Fair Value or Total Compensation [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards		0	0
Non-PEO NEO
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards		395,540	231,426	477,144	296,449	365,072
Non-PEO NEO | Equity Awards Reported Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(449,997)	(224,998)	(472,503)	(183,338)	(409,996)
Non-PEO NEO | Equity Award Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		311,565	175,585	75,377	527,311	869,479
Non-PEO NEO | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards		(65,599)	(50,026)	(257,660)	136,075	396,174
Non-PEO NEO | Equity Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards		0	0	0	0	0
Non-PEO NEO | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards		(18,376)	(5,815)	(144,107)	94,787	108,233
Non-PEO NEO | Equity Awards that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards		0	0	0	0	0
Non-PEO NEO | Average Dollar Value of Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Fair Value or Total Compensation [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards		$ 0	$ 0	$ 0	$ 0	$ 0